Accrued Expenses	12 Months Ended
Dec. 31, 2010
Accrued Expenses
Accrued Expenses
Note 6 — Accrued Expenses

Accrued expenses as of December 31, 2010 and 2009 were as follows:

	December 31,
	2010	2009
Accrued Management Bonus	$—	$31,000
Accrued Directors' Compensation	77,000	66,000
Accrued Accounting	40,000	63,000
Accrued Legal	127,000	19,000
Accrued Debt Issuance Costs and Rights Offering fees	140,000	—
Accrued Interest	15,000	—
Accrued Proxy and Annual Report fees	42,000	—
Accrued Other	40,000	60,000
Accrued Expenses	$481,000	$239,000